Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 743	$ 135	$ 1,176	$ 206	$ 691	$ 160
Cost of sales	549	271	1,029	546	1,332	55
Gross (Loss) Profit	194	(136)	147	(340)	(641)	105
Operating Expenses
Research and development	901	657	1,735	1,219	2,828	1,718
Sales and marketing	1,883	1,943	3,909	2,219	7,833	2,141
General and administrative	1,732	2,720	3,711	3,757	7,423	2,707
Total Operating Expenses	4,516	5,320	9,355	7,195	18,084	6,566
Loss from Operations	(4,322)	(5,456)	(9,208)	(7,535)	(18,725)	(6,461)
Other Income (Expense)
Gain on investments	37	35	93	36	180	2
Interest expense		(88)		(362)	(354)	(621)
Other income (expense), net		21		20	(18)	(1)
Total Other Income (Expense), net	37	(32)	93	(306)	(192)	(620)
Net Loss	$ (4,285)	$ (5,488)	$ (9,115)	$ (7,841)	(18,917)	(7,081)
Comprehensive loss attributable to non-controlling interest						(33)
Net Loss Attributable to Tenon Medical, Inc.					$ (18,917)	$ (7,048)
Net Loss Attributable to Tenon Medical, Inc. Per Share of Common Stock
Basic (in Dollars per share)	$ (0.33)	$ (0.65)	$ (0.75)	$ (1.66)	$ (2.36)	$ (7.81)
Weighted-Average Shares of Common Stock Outstanding
Basic (in Shares)	13,051	8,422	12,151	4,726	8,008	903
Consolidated Statements of Comprehensive Loss:
Unrealized gain (loss) on investments	$ 3	$ (27)	$ 16	$ (27)	$ (16)
Foreign currency translation adjustment	13	(21)	12	(21)	7	1
Total comprehensive loss	$ (4,269)	$ (5,536)	$ (9,087)	$ (7,889)	(18,926)	(7,080)
Total comprehensive loss attributable to Tenon Medical, Inc.					$ (18,926)	$ (7,047)